John Hancock
Premium Dividend Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Preferred securities 70.6% (45.3% of Total investments)		$463,465,065
(Cost $458,427,940)
Communication services 2.8%		18,730,900
Wireless telecommunication services 2.8%
Telephone & Data Systems, Inc., 5.875%	100,000	2,503,000
Telephone & Data Systems, Inc., 6.625%	285,000	7,170,600
Telephone & Data Systems, Inc., 6.875%	170,000	4,343,500
U.S. Cellular Corp., 6.950%	185,000	4,713,800
Consumer discretionary 1.2%		8,263,200
Internet and direct marketing retail 1.2%
QVC, Inc., 6.250% (A)	330,000	8,263,200
Consumer staples 3.0%		19,509,750
Food products 3.0%
Ocean Spray Cranberries, Inc., 6.250% (B)	224,250	19,509,750
Energy 0.8%		5,644,800
Oil, gas and consumable fuels 0.8%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,644,800
Financials 15.6%		102,237,935
Banks 8.6%
Bank of America Corp., 7.250%	4,500	6,582,510
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	240,650	6,735,794
Fulton Financial Corp., 5.125%	197,400	5,177,802
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	188,000	5,004,560
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (A)	311,600	8,226,240
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	176,000	4,607,680
Wells Fargo & Company, 7.500%	14,000	20,216,000
Capital markets 3.7%
Brookfield Finance, Inc., 4.625%	170,000	4,256,800
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	249,227	7,068,078
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	430,025	12,397,621
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%) (A)	25,000	708,750
Insurance 3.3%
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	211,825	5,666,319
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	284,213	8,134,176
Brighthouse Financial, Inc., 6.600%	125,485	3,390,605
Prudential PLC, 6.750%	150,000	4,065,000
Health care 0.8%		5,065,200
Health care equipment and supplies 0.8%
Becton, Dickinson and Company, 6.000%	90,000	5,065,200
Information technology 0.7%		4,406,250
Semiconductors and semiconductor equipment 0.7%
Broadcom, Inc., 8.000%	3,000	4,406,250
Real estate 2.7%		17,516,996
Equity real estate investment trusts 2.7%
American Homes 4 Rent, 6.500%	175,000	4,448,500
Diversified Healthcare Trust, 5.625%	554,690	13,068,496
2	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Utilities 43.0%		$282,090,034
Electric utilities 25.9%
American Electric Power Company, Inc., 6.125%	253,335	12,502,082
Duke Energy Corp., 5.125%	192,458	4,973,115
Duke Energy Corp., 5.750%	160,000	4,459,200
Interstate Power & Light Company, 5.100%	1,154,700	30,253,140
NextEra Energy, Inc., 5.279%	175,000	9,352,000
NextEra Energy, Inc., 6.219%	350,000	18,627,000
NSTAR Electric Company, 4.250% (A)	13,347	1,364,731
NSTAR Electric Company, 4.780% (A)	100,000	10,311,000
PG&E Corp., 5.500%	80,000	9,124,800
PPL Capital Funding, Inc., 5.900% (A)	1,110,320	28,490,811
SCE Trust II, 5.100% (A)	603,350	15,083,750
The Southern Company, 6.750%	485,000	23,862,000
Union Electric Company, 3.700%	12,262	1,211,517
Gas utilities 2.3%
South Jersey Industries, Inc., 7.250%	259,200	10,168,416
Spire, Inc., 5.900% (A)	183,775	5,063,001
Multi-utilities 14.8%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	300,000	8,352,000
CenterPoint Energy, Inc., 7.000%	950,000	37,734,000
DTE Energy Company, 6.250%	347,000	16,093,860
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	352,044	9,371,411
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	250,000	7,062,500
Sempra Energy, 5.750% (A)	45,000	1,228,500

Sempra Energy, 6.750%	170,000	17,401,200
Common stocks 58.7% (37.7% of Total investments)		$385,886,906
(Cost $338,194,087)
Communication services 3.8%		24,835,550
Diversified telecommunication services 3.8%
AT&T, Inc. (A)(C)	485,000	13,885,550
Verizon Communications, Inc. (A)(C)	200,000	10,950,000
Consumer staples 1.5%		9,717,300
Tobacco 1.5%
Philip Morris International, Inc.	122,000	9,717,300
Energy 10.7%		70,364,813
Oil, gas and consumable fuels 10.7%
BP PLC, ADR	705,950	15,686,209
Enbridge, Inc. (A)(C)	281,200	9,448,320
Kinder Morgan, Inc.	969,001	13,643,534
ONEOK, Inc.	300,000	11,949,000
The Williams Companies, Inc. (A)(C)	925,000	19,637,750
Financials 2.7%		17,859,450
Banks 1.2%
PacWest Bancorp	255,000	7,698,450
Capital markets 1.5%
Ares Management Corp., Class A	225,000	10,161,000
Utilities 40.0%		263,109,793
Electric utilities 21.2%
Alliant Energy Corp. (A)	299,000	14,546,350
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
American Electric Power Company, Inc. (A)(C)	150,000	$12,136,500
Duke Energy Corp. (A)(C)	220,000	20,680,000
Entergy Corp. (A)(C)	60,000	5,719,800
Eversource Energy (A)(C)	199,033	17,415,388
Exelon Corp. (A)(C)	160,000	6,649,600
FirstEnergy Corp. (A)(C)	435,000	13,380,600
OGE Energy Corp. (A)(C)	530,000	16,175,600
Pinnacle West Capital Corp.	50,000	3,762,500
PPL Corp. (A)(C)	660,000	18,262,200
Xcel Energy, Inc. (A)(C)	170,000	10,878,300
Gas utilities 2.9%
Spire, Inc. (A)(C)	160,000	9,790,400
UGI Corp.	265,000	9,537,350
Multi-utilities 15.9%
Black Hills Corp. (A)(C)	200,000	11,824,000
Dominion Energy, Inc.	80,000	5,831,200
Dominion Energy, Inc.	314,850	31,075,694
DTE Energy Company (A)(C)	150,000	17,808,000
National Grid PLC, ADR	164,166	9,534,761
NiSource, Inc. (A)(C)	670,000	14,840,500
Public Service Enterprise Group, Inc.	235,000	13,261,050

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 25.4% (16.3% of Total investments)				$166,621,685
(Cost $156,810,622)
Consumer discretionary 2.7%				17,969,138
Automobiles 2.7%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (A)(C)(D)	5.700	09-30-30	9,250,000	10,394,688
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (A)(C)(D)	6.500	09-30-28	7,046,000	7,574,450
Energy 1.7%				10,842,187
Oil, gas and consumable fuels 1.7%
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (A)(C)	6.250	03-01-78	10,000,000	10,842,187
Financials 18.3%				120,036,186
Banks 14.0%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (A)(D)	5.875	03-15-28	4,500,000	4,981,365
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (A)(D)	7.375	08-19-25	14,400,000	16,635,423
Citigroup, Inc. (3 month LIBOR + 4.478%) (A)(C)(D)(E)	4.699	05-15-21	2,300,000	2,308,711
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (A)(C)(D)	6.000	07-06-23	18,000,000	18,630,000
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (A)(C)(D)	6.375	04-06-24	2,500,000	2,625,000
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (A)(C)(D)	5.625	07-01-25	4,000,000	4,400,000
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (A)(C)(D)	6.500	03-23-28	10,000,000	11,285,500
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (A)(C)(D)	5.625	07-15-30	4,000,000	4,702,040
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (A)(C)(D)	5.700	04-15-23	3,000,000	3,045,000
4	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(D)	6.750	02-01-24	7,334,000	$8,246,217
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(D)	7.500	06-27-24	9,750,000	10,842,000
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (D)	4.100	02-15-31	2,320,000	2,357,584
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(C)(D)	5.900	06-15-24	2,000,000	2,110,758
Capital markets 0.9%
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (A)(D)	5.375	06-01-25	5,300,000	5,874,308
Consumer finance 1.0%
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (A)(D)	6.125	06-23-25	5,500,000	6,193,660
Insurance 2.4%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (A)(D)	6.000	06-01-25	5,500,000	6,039,715
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (A)(B)(D)	7.000	05-13-25	11,549,000	9,758,905
Utilities 2.7%				17,774,174
Electric utilities 0.3%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (A)(D)	6.250	02-01-22	1,750,000	1,789,375
Multi-utilities 2.4%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (A)(C)(D)	6.125	09-01-23	9,000,000	9,456,660
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%) (A)	4.750	06-01-50	5,750,000	6,528,139

	Par value^	Value
Short-term investments 1.2% (0.7% of Total investments)		$7,765,000
(Cost $7,765,000)
Repurchase agreement 1.2%		7,765,000
Repurchase Agreement with State Street Corp. dated 1-29-21 at 0.000% to be repurchased at $7,765,000 on 2-1-21, collateralized by $7,615,300 U.S. Treasury Notes, 2.125% due 12-31-22 (valued at $7,920,379)	7,765,000	7,765,000
Total investments (Cost $961,197,649) 155.9%		$1,023,738,656
Other assets and liabilities, net (55.9%)		(367,152,348)
Total net assets 100.0%		$656,586,308

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-21 was $449,583,707. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $222,384,705.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 1-31-21, and is a component of the fund's leverage under the Liquidity Agreement.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
The fund had the following country composition as a percentage of total investments on 1-31-21:
United States	88.7%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	5

United Kingdom	5.1%
Canada	3.8%
France	1.6%
Other countries	0.8%
TOTAL	100.0%
6	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	860	Short	Mar 2021	$(118,604,647)	$(117,846,875)	$757,772
						$757,772
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	96,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi Annual	Quarterly	Oct 2022	—	$(3,741,205)	$(3,741,205)
								—	$(3,741,205)	$(3,741,205)

(a)	At 1-31-21, the 3 month LIBOR was 0.202%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$18,730,900	$18,730,900	—	—
Consumer discretionary	8,263,200	8,263,200	—	—
Consumer staples	19,509,750	—	$19,509,750	—
Energy	5,644,800	5,644,800	—	—
Financials	102,237,935	102,237,935	—	—
Health care	5,065,200	5,065,200	—	—
Information technology	4,406,250	4,406,250	—	—
Real estate	17,516,996	17,516,996	—	—
Utilities	282,090,034	271,507,106	10,582,928	—
Common stocks	385,886,906	385,886,906	—	—
Corporate bonds	166,621,685	—	166,621,685	—
Short-term investments	7,765,000	—	7,765,000	—
Total investments in securities	$1,023,738,656	$819,259,293	$204,479,363	—
Derivatives:
Assets
Futures	$757,772	$757,772	—	—
Liabilities
Swap contracts	(3,741,205)	—	$(3,741,205)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
8	|